Retirement benefit obligations - Schedule of Retirement Benefit Recognised in the Balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Retirement benefit assets	£ 3,028	£ 3,624
Retirement benefit obligations	(122)	(136)
Total amounts recognised in the balance sheet	2,906	3,488
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Retirement benefit assets	3,028	3,624
Retirement benefit obligations	(83)	(92)
Total amounts recognised in the balance sheet	2,945	3,532	£ 3,732
Other retirement benefit schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations [Line Items]
Total amounts recognised in the balance sheet	£ (39)	£ (44)